Cover Page	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Cover [Abstract]
Document Type	S-4
Amendment Flag		false
Entity Registrant Name	ACCEL ENTERTAINMENT, INC
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1350261
Entity Address, Address Line One	140 Tower Drive
Entity Address, City or Town	Burr Ridge
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60527
City Area Code	630
Local Phone Number	972 -2235
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001698991